Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Retirement Benefits

32.	RETIREMENT BENEFITS
	All employees are members of various defined contribution retirement schemes.
	Contributions to the various retirement schemes are fully expensed during the period in which they are incurred.
	Retirement benefit costs	27.0	32.8	33.7

1	Refer note 42.